UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F Cover Page
Report for the Calendar Year or Quarter Ended: September 30, 2009 Check here if Amendment: |_|; Amendment Number: ____
This Amendment (Check only one): |_| is a restatement
|_| adds new holding entries.
Institutional Manager Filing this Report:
Name: Thunderstorm Capital LLC
Address: One Liberty Square
Boston, MA 02109
13F File Number: 028-12440
The institutional investment manager filing this report and the person by whom
it is signed hereby represent that the person signing the report is authorized
to submit it, that all information contained herein is true, correct
and
complete, and that it is understood that all required items, statements,
schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: John R. Dorfman
Title: Chairman
Phone: 617-542-8888
Signature, Place and Date of Signing:
Boston, MA June 13, 2009
----------------------- ----------------------- ---------------------
[Signature] [City, State] [Date]

Report Type: (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).
[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for
this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
----------------------- --------------------------------

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 45
Form 13F Information Table Value Total: $41,226 (thousands)
-----------
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None

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								FORM 13F INFORMATION TABLE

                                                        						VALUE   SHARES/  SH/ 	PUT/ 	INVSTMT		OTHER       	VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS    	CUSIP		(x$1000) PRN AMT  PRN 	CALL 	DSCRETN	MANAGERS  	SOLE    SHARED   NONE

AMEDISYS INC				COM			023436108	497	11,400	SH		SOLE				11,400	0	0
ANALOG DEVICES		        	COM	        		032654105 	414	15,000	SH 		SOLE				15,000	0	0
AU OPTRONICS CORP			SPONSORED ADR	002255107	910	94,031	SH		SOLE				94,031	0	0
AUTODESK INC	                		COM	        		052769106  	1313   	55,180	SH 		SOLE				55,180	0	0
BALDWIN TECHNOLOGY INC	        	CL A	        		058264102  	111	60,000	SH 		SOLE				60,000	0	0
BANKATLANTIC BANCORP	       		CL A NEW	 	065908600  	230    	79,209	SH 		SOLE				79,209	0	0
BERKSHIRE HATHAWAY INC DEL	 	CL A	        		084670108   	303	3    	SH 		SOLE				3	0	0
BERKSHIRE HATHAWAY INC DEL	 	CL B	        		084670207  	336	101    	SH 		SOLE				101	0	0
BOLT TECHNOLOGY CORP	       	 	COM	        		097698104  	781  	62,100	SH 		SOLE				62,100	0	0
BOOTS & COOTS/INTL WELL CTRL	 	COM NEW	 	099469504   	1078   	669,850	SH 		SOLE				669,850	0	0
CAL MAINE FOODS INC	         		COM NEW	 	128030202   	1022   	38,190	SH 		SOLE				38,190	0	0
CARNIVAL CORP				PAIRED CTF		143658300	241	7,250	SH		SOLE				7,250	0	0
CHICAGO BRIDGE & IRON CO N V		N Y REGISTRY SH	167250109	809	43,300	SH		SOLE				43,300	0	0
COMMERCIAL METALS CO	         		COM	        		201723103   	1365    	76,270	SH 		SOLE				76,270    0	0
CULLEN FROST BANKERS INC		COM	        		229899109    	1090    	21,107	SH 		SOLE				21,107    0	0
CURTISS WRIGHT CORP	         		COM	        		231561101    	742    	21,750	SH 		SOLE				21,750	0	0
DEVON ENERGY CORP NEW		COM	        		25179M103   	1372    	20,375	SH 		SOLE				20,375	0	0
ESTERLINE TECHNOLOGIES CORP		COM			297425100	1753	44,720	SH		SOLE				44,720	0	0
FPIC INS GROUP INC	         		COM	       		302563101    	1007    	30,010	SH 		SOLE				30,010	0	0
GARMIN LTD	                		ORD	        		G37260109   	1689    	44,765	SH 		SOLE				44,765	0	0
GENERAL DYNAMICS CORP		COM	        		369550108    	456     	7,060	SH 		SOLE				7,060	0	0
HUMANA INC                 	  		COM	        		444859102    	1003    	26,890	SH 		SOLE				26,890 	0	0
LADISH INC	                		COM NEW		505754200    	2043   	135,060	SH 		SOLE				135,060 	0	0
LINCOLN ELEC HLDGS INC	         		COM	        		533900106    	593    	12,500	SH 		SOLE				12,500 	0	0
LINDSAY CORP	                 		COM	        		535555106   	1545    	39,235	SH 		SOLE				39,235 	0	0
MERCK & CO INC	                 		COM	        		589331107    	331    	10,478	SH 		SOLE				10,478 	0	0
MOBILE TELESYSTEMS OJSC		SPONSORED ADR 	607409109   	1344    	27,850	SH      		SOLE				27,850 	0	0
OCEANEERING INTL INC	          		COM	         		675232102   	1248   	21,995	SH 		SOLE				21,995 	0	0
OLIN CORP	                 		COM PAR $1	  	680665205   	1085  	62,186	SH 		SOLE				62,186 	0	0
OM GROUP INC				COM			670872100	1032	33,960	SH		SOLE				33,960	0	0
OVERSEAS SHIPHOLDING GROUP I		COM	        		690368105	911   	24,380	SH 		SOLE				24,380 	0	0
PEROT SYS CORP	                 	CL A	         		714265105    	2358  	79,390	SH 		SOLE				79,390 	0	0
PFIZER INC	               		COM	         		717081103	319   	19,295	SH 		SOLE				19,295 	0	0
PIPER JAFFRAY COS	         		COM	         		724078100	429   	9,000	SH 		SOLE				9,000 	0	0
POWELL INDS INC	         		COM	         		739128106	1075   	28,000	SH 		SOLE				28,000	0	0
RAYMOND JAMES FINANCIAL INC	  	COM	         		754730109	1142  	49,060	SH 		SOLE				49,060 	0	0
ROFIN SINAR TECHNOLOGIES INC    	COM	         		775043102	758   	33,000	SH 		SOLE				33,000 	0	0
SEABOARD CORP	                 	COM	         		811543107    	1401   	1,078	SH 		SOLE				1,078 	0	0
TESORO CORP	                 		COM	         		881609101	1811  	120,869	SH 		SOLE				120,869 	0	0
TRANSGLOBE ENERGY CORP		COM			893662106	609	170,600	SH		SOLE				170,600	0	0
TRANSOCEAN LTD			REG SHS		H8817H100	428	5,000	SH		SOLE				5,000	0	0
TWIN DISC INC	                 		COM	         		901476101	162    	13,000	SH 		SOLE				13,000 	0	0
UNITED FIRE & CAS CO	         		COM	         		910331107	269   	15,000	SH 		SOLE				15,000 	0	0
WESTERN DIGITAL CORP	          		COM	         		958102105	2213  	83,520	SH 		SOLE				83,520 	0	0
WSP HOLDINGS LIMITED			ADR			92934F104	371	79,000	SH		SOLE				79,000	0	0

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